Government Grants - Summary of Details of Government Grants (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Details of Government grants [Line Items]
Non-current liability	€ 7,216	€ 4,849
Current liability	€ 585	551
Movilidad 2030 [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 530	701
Current liability	€ 43	88
Flexener [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 48	118
Current liability	€ 4	31
Magnetor [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability		13
Current liability		7
Zeus Ptas [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 303	475
Current liability	€ 25	7
Alt impacte [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)
Non-current liability	€ 356	389
Current liability	€ 29	49
Minichargers [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 49	62
Current liability	€ 4	9
Electrolinera [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Instituto para la Diversificación y Ahorro de la Energía (IDAE)
Non-current liability		421
Accio creaci lloc treballs [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)
Non-current liability	€ 101	110
Current liability	€ 8	37
Hermes Estudios [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 591	692
Current liability	€ 48	223
Hermes Viabilidad [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 1,232	1,505
Current liability	€ 100	51
Hermes Formacion [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 142	233
Current liability	€ 11	49
Top Gun [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 26	47
Current liability	€ 2
Torres Quevedo [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia Estatal de Investigación
Non-current liability	€ 71	€ 83
Current liability	€ 6
ILIOS PERTE VEC 2 [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Ministerio de Industria, Comercio y Turismo
Non-current liability	€ 2,900
Current liability	€ 235
GRID FORMING LOAD [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	European Climate, Infrastructure and Environment Executive Agency (CINEA)
Non-current liability	€ 371
Current liability	€ 30
REDWDS USA [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	California Energy Commission
Non-current liability	€ 496
Current liability	€ 40